General and Administrative	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Chemomab Therapeutics Ltd [Member]
General and Administrative

Note 7 - General and Administrative

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30, 2026	June 30, 2026	June 30, 2025	June 30, 2025
	USD thousands	USD thousands	USD thousands	USD thousands
Salaries, fees and related expenses	573	295	527	269
Professional services	797	505	653	332
Share-based compensation	142	50	223	118
Fees to directors	141	69	143	71
Directors’ and Officers’ Insurance	230	115	255	128
Lease and maintenance	18	9	27	14
Other expenses	123	56	141	43

	2,024	1,099	1,969	975

CHEMOMAB THERAPEUTICS LTD AND ITS SUBSIDIARIES
NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 10 - General and Administrative

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries, fees and related expenses	1,043	1,085	2,545
Professional services	1,239	1,115	2,139
Share-based compensation	465	216	1,084
Fees to directors	286	284	258
Directors’ and officers’ insurance	499	538	648
Lease and maintenance	60	50	81
Other expenses	142	124	323

	3,734	3,412	7,078